                       ING VP EMERGING MARKETS FUND, INC.

                        Supplement Dated January 3, 2005
                             to the Prospectus dated
                                 April 30, 2004


Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Emerging Markets Fund's investment adviser, the expense limit for ING VP Emerging Markets Fund is lowered to 1.75%. The Prospectus is hereby revised as follows:

1. The table under the heading "Operating Expenses Paid Each Year by the Fund" on page 6 of the Prospectus is deleted and replaced with the following:

                                             DISTRIBUTION                 TOTAL          WAIVERS,        TOTAL NET
                                MANAGEMENT   AND SERVICE     OTHER      OPERATING     REIMBURSEMENTS       FUND
FUND                               FEE       (12b-1)FEES  EXPENSES(2)   EXPENSES    AND RECOUPMENTS(3)   EXPENSES
----                               ---       -----------  --------      --------    -----------------    --------
ING VP Emerging Markets Fund    %  0.85         N/A         1.73         2.58            (0.83)           1.75

2. The following will be added to the end of Footnote (3) to the table entitled "Operating Expenses Paid Each Year by the Fund" on page 6 of the Prospectus:

         Finally, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for the Fund to 1.75% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The table under the heading "Example" on page 6 of the Prospectus is deleted and replaced with the following:

FUND                                                      1 YEAR       3 YEARS      5 YEARS       10 YEARS
----                                                      ------       -------      -------       --------
ING VP Emerging Markets Fund........................      $ 178           724        1,296         2,853




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       ING VP EMERGING MARKETS FUND, INC.

                        Supplement Dated January 3, 2005
               to the Statement of Additional Information ("SAI")
                              dated April 30, 2004


Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Emerging Markets Fund's investment adviser, the expense limit for ING VP Emerging Markets Fund is lowered to 1.75%. The SAI is hereby revised as follows:

1. The following is added to the end of the first paragraph under the heading "Expense Limitation Agreement" on page 10 of the SAI:

         Pursuant to a side agreement dated January 1, 2005, ING Investments has lowered the contractual expense limit for the Fund to 1.75% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE